Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ (151,555)	$ 413,790	$ 60,160
Adjustments to reconcile net income to net cash provided by operating activities:
Policy charges and fee income	40,573	91,816	171,087
Realized investment (gains) losses, net	(71,783)	(136,039)	(36,967)
Amortization and depreciation	(3,970)	(16,328)	(12,874)
Interest credited to policyholders' account balances	554,197	371,798	409,057
Change in:
Future policy benefit reserves	283,546	165,209	2,192
Accrued investment income	1,412	13,816	14,698
Trading account assets	1,643	1,425	(9,721)
Net (payable) receivable to affiliates	(31,638)	109,411	(34,208)
Deferred sales inducements	(68,370)	(182,823)	(293,388)
Deferred policy acquisition costs	674,094	(96,647)	(299,048)
Income taxes (receivable) payable	(154,282)	332,358	(64,259)
Reinsurance recoverable	(264,470)	(229,099)	(117,214)
Other, net	(14,067)	18,125	(47,005)
Cash Flows From (Used in) Operating Activities	795,330	856,812	(257,490)
Proceeds from the sale/maturity of:
Fixed maturities, available-for-sale	1,668,465	1,917,959	7,208,289
Equity securities, available-for-sale	10,054	7,478	13,900
Commercial mortgage and other loans	98,940	14,018	57,393
Trading account assets	44,977	6,230	9,733
Policy loans	1,384	822	45
Other long-term investments	1,775	589	445
Short-term investments	6,323,322	5,097,995	5,566,265
Payments for the purchase/origination of:
Fixed maturities, available for sale	(1,414,340)	(676,652)	(3,090,497)
Equity securities, available for sale	(2,643)	(5,000)	(19,636)
Commercial mortgage and other loans	(110,069)	(72,504)	(61,445)
Trading account assets	(3,007)	(4,574)	(24,061)
Policy loans	(941)	(2,620)	(319)
Other long-term investments	(24,572)	(48,979)	(14,428)
Short-term investments	(6,332,538)	(4,620,729)	(6,017,771)
Notes receivable from parent and affiliates, net	4,346	10,906	0
Other, net	(1,020)	(663)	0
Cash Flows From Investing Activities	264,133	1,624,276	3,627,913
CASH FLOWS USED IN FINANCING ACTIVITIES:
Distribution to Parent	(587,831)	(470,000)	(23,195)
Decrease in future fees payable to Parent, net	0	0	(749)
Cash collateral for loaned securities	38,674	(176,407)	(5,843)
Securities sold under agreement to repurchase	0	(602)	602
Proceeds from the issuance of debt (maturities longer than 90 days)	0	0	600,000
Repayments of debt (maturities longer than 90 days)	(175,000)	0	(4,547)
Net (decrease) increase in short-term borrowing	(2,251)	(24,531)	(131,683)
Drafts outstanding	(22,376)	16,158	4,017
Policyholders' account balances
Deposits	2,665,921	2,767,101	3,364,812
Withdrawals	(2,968,226)	(4,663,868)	(7,128,838)
Cash Flows Used in Financing Activities	(1,051,089)	(2,552,149)	(3,325,424)
Net increase (decrease) in cash and cash equivalents	8,374	(71,061)	44,999
Cash and cash equivalents, beginning of period	487	71,548	26,549
CASH AND CASH EQUIVALENTS, END OF PERIOD	8,861	487	71,548
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes (received) paid	(11,781)	(212,852)	(11)
Interest paid	$ 35,913	$ 36,554	$ 11,608